Warrant Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Summary of Outstanding Series A Warrants and Fair Market Values

As of December 31, 2014 and March 31, 2015 the outstanding Series B Warrants and fair market values were:

Issuance date	Contractual Term	Exercise price per share	Shares Underlying warrants	Number of Warrants at December 31, 2014	Fair Value at December 31, 2014 (in thousands)	Number of Warrants at March 31, 2015	Fair Value at March 31, 2015 (in thousands)
November 2014	15 months	$6.50	Adjustable	2,449,605	$17,439	1,778,275	$14,180

Series B Warrant Liability [Member]
Summary of Outstanding Series A Warrants and Fair Market Values

As of November 18, 2014 and December 31, 2014, the outstanding Series B Warrants and fair market values were:

Issuance date	Contractual Term	Exercise price per share	Number of warrants	Shares underlying warrants	Fair Value at November 18, 2014	Fair Value at December 31, 2014
November 2014	15 months	Adjustable	2,449,605	Adjustable	$11,649,106	$17,438,731

Series A Warrant Liability [Member]
Summary of Outstanding Series A Warrants and Fair Market Values

As of November 18, 2014 and December 31, 2014, the outstanding Series A Warrants and fair market values were:

Issuance date	Contractual Term	Exercise price per share	Number of warrants	Shares underlying warrants	Fair Value at November 18, 2014	Fair Value at December 31, 2014
November 2014	5 years	$6.50	2,449,605	2,449,605	$1,494,259	$857,362